Non-financial assets and liabilities - Additional Information, Intangibles (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) segment acquisition	Jun. 30, 2024 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2010 USD ($)
Disclosure Of Intangible Assets [Line Items]
Number of acquisitions | acquisition		2
Number of reportable operating segment | segment		1
In process research and development recognized		$ 325,100,000	$ 427,800,000
Reclassifications		0
Angioblast Systems Inc in 2010
Disclosure Of Intangible Assets [Line Items]
Goodwill							$ 118,400,000
In process research and development recognized							$ 387,000,000.0
Osiris MSC in 2013
Disclosure Of Intangible Assets [Line Items]
Goodwill						$ 13,900,000
In process research and development recognized						$ 126,700,000
Osiris MSC in 2015
Disclosure Of Intangible Assets [Line Items]
Goodwill					$ 2,100,000
TEMCELL Asset | Japan
Disclosure Of Intangible Assets [Line Items]
In process research and development recognized					$ 24,000,000.0
MPC-MICRO-IO and MPC-CBE
Disclosure Of Intangible Assets [Line Items]
In process research and development recognized				$ 61,900,000
Goodwill
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognised in profit or loss	$ 0	0
Reclassifications		0
In-process research and development acquired
Disclosure Of Intangible Assets [Line Items]
Impairment loss recognised in profit or loss	$ 0	0
Reclassifications		$ (102,698,000)
Bottom of range | Discounted cash flow
Disclosure Of Intangible Assets [Line Items]
Real post-tax discount rate		12.50%
Expected patent expiry		7 years
Top of range | Discounted cash flow
Disclosure Of Intangible Assets [Line Items]
Real post-tax discount rate		14.50%
Expected patent expiry		23 years
Licenses to patents | Bottom of range
Disclosure Of Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		7 years
Licenses to patents | Top of range
Disclosure Of Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		16 years
Current marketed products | Bottom of range
Disclosure Of Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		15 years
Current marketed products | Top of range
Disclosure Of Intangible Assets [Line Items]
Useful life measured as period of time, intangible assets other than goodwill		23 years